Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Personal (Detail) - Retail [member] - Personal [member] - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2025	Jan. 31, 2024
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 1,482	$ 1,228
Provision for credit losses
Originations	28	22
Maturities	(66)	(58)
Changes in risk, parameters and exposures	285	238
Write-offs	(223)	(169)
Recoveries	34	30
Exchange rate and other	(6)	(4)
Balance at end of period	1,534	1,287
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	305	280
Provision for credit losses
Transfers to Stage 1	144	125
Transfers to Stage 2	(21)	(19)
Transfers to Stage 3	(1)	(1)
Originations	28	22
Maturities	(13)	(12)
Changes in risk, parameters and exposures	(136)	(114)
Exchange rate and other	(1)	(1)
Balance at end of period	305	280
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	966	793
Provision for credit losses
Transfers to Stage 1	(144)	(125)
Transfers to Stage 2	24	20
Transfers to Stage 3	(39)	(28)
Maturities	(53)	(46)
Changes in risk, parameters and exposures	254	229
Exchange rate and other	1
Balance at end of period	1,009	843
Impaired Stage three [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	211	155
Provision for credit losses
Transfers to Stage 2	(3)	(1)
Transfers to Stage 3	40	29
Changes in risk, parameters and exposures	167	123
Write-offs	(223)	(169)
Recoveries	34	30
Exchange rate and other	(6)	(3)
Balance at end of period	$ 220	$ 164